Restricted Cash - Schedule of restricted cash (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
Restricted Cash1 [Abstract]
Restricted cash and cash equivalents	$ 96,689	$ 115	$ 115	[1]

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.